Description of the business and summary of significant accounting policies - Relevant events (Details)	Dec. 28, 2017 aircraft	Nov. 10, 2016	Nov. 16, 2015 shares	Feb. 17, 2010	May 09, 2005
Description of the business and summary of significant accounting policies
Number of aircraft purchased | aircraft	80
Concesionaria
Description of the business and summary of significant accounting policies
Term of authorization to provide air transportation services				10 years	5 years
Volaris Costa Rica
Description of the business and summary of significant accounting policies
Term of authorization to provide air transportation services		5 years
Ordinary Participation Certificates
Description of the business and summary of significant accounting policies
Number of shares sold by shareholders			108,900,000
Number of shares sold by the Company			0